TAXES RECOVERABLE	6 Months Ended
Jun. 30, 2023
TAXES RECOVERABLE

5. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	June 30, 2023	December 31, 2022
VAT recoverable	$2,165	$1,385
GST recoverable	37	25
Income taxes recoverable	3,238	2,327
	$5,440	$3,737